                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                   Schwab Investments - Schwab 1000 Index Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
            --------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                                 Evelyn Dilsaver
                   Schwab Investments - Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 - January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB 1000 INDEX(R) FUND

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.9%  COMMON STOCK                                  3,384,871       6,695,832

  0.8%  FOREIGN COMMON                                   34,237          53,336
        STOCK

  0.2%  OTHER INVESTMENT                                 13,388          13,388
        COMPANIES

   --%  U.S. TREASURY                                     1,493           1,493
        OBLIGATION
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             3,433,989       6,764,049

  3.3%  COLLATERAL INVESTE D
        FOR SECURITIES ON
        LOAN                                                 --         219,531

(3.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (214,919)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,768,661

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 98.9% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
BorgWarner, Inc. (a)                                    27,449             1,513
Dana Corp. (a)                                          74,776               364
Ford Motor Co. (a)                                     872,613             7,487
General Motors Corp. (a)                               258,805             6,227
Gentex Corp.                                            43,972               734
Harley-Davidson, Inc. (a)                              143,367             7,675
Johnson Controls, Inc.                                  87,758             6,076
Lear Corp. (a)                                          27,360               694
The Goodyear Tire & Rubber Co. (a)*                     76,800             1,201
Thor Industries, Inc.                                   11,200               478
TRW Automotive Holdings Corp. (a)*                      48,243             1,240
                                                                     -----------
                                                                          33,689
BANKS 7.1%
--------------------------------------------------------------------------------
AmSouth Bancorp                                        175,037             4,833
Associated Banc-Corp.                                   61,348             2,076
Astoria Financial Corp.                                 56,950             1,640
Bank of America Corp. (b)                            2,235,123            98,859
Bank of Hawaii Corp.                                    26,332             1,375
BB&T Corp.                                             266,840            10,417
BOK Financial Corp.                                     29,306             1,336
Capitol Federal Financial (a)                           36,159             1,161
Cathay General Bancorp, Inc.                            22,056               788
City National Corp.                                     24,400             1,829
Comerica, Inc.                                          84,728             4,700
Commerce Bancorp, Inc. N.J. (a)                         78,000             2,608
Commerce Bancshares, Inc.                               36,145             1,827
Compass Bancshares, Inc. (a)                            61,012             2,972
Countrywide Financial Corp.                            274,780             9,189
Cullen/Frost Bankers, Inc.                              25,600             1,376
Doral Financial Corp.                                   27,000               293
East West Bancorp, Inc.                                 21,198               782
Fannie Mae                                             462,110            26,775
Fifth Third Bancorp                                    263,830             9,912
First Bancorp Puerto Rico (a)                           40,278               515
First Horizon National Corp. (a)                        52,600             1,992
FirstMerit Corp.                                        42,473             1,072
Freddie Mac                                            329,713            22,374
Fremont General Corp.                                   28,597               701
Fulton Financial Corp. (a)                              76,141             1,367
Golden West Financial Corp.                            146,713            10,361
Hudson City Bancorp, Inc.                              286,540             3,559
Huntington Bancshares, Inc.                            114,635             2,660
Independence Community Bank Corp.                       41,300             1,652
IndyMac Bancorp, Inc. (a)                               30,095             1,230
International Bancshares Corp. (a)                      31,740               928
KeyCorp.                                               201,514             7,132
M&T Bank Corp.                                          56,129             6,079
Marshall & Ilsley Corp.                                110,189             4,621
Mercantile Bankshares Corp.                             59,411             2,255
MGIC Investment Corp.                                   49,100             3,241
National City Corp.                                    309,879            10,592
New York Community Bancorp, Inc.                       124,682             2,127
North Fork Bancorp, Inc.                               208,280             5,357
People's Bank                                           70,396             2,160
PNC Financial Services Group, Inc.                     139,996             9,080
Popular, Inc. (a)                                      131,113             2,663
Radian Group, Inc.                                      46,000             2,633
Regions Financial Corp.                                224,397             7,445
Sky Financial Group, Inc. (a)                           49,382             1,270

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Sovereign Bancorp, Inc.                                170,258             3,712
SunTrust Banks, Inc.                                   172,100            12,297
Synovus Financial Corp.                                151,462             4,191
TCF Financial Corp. (a)                                 69,886             1,746
The Colonial BancGroup, Inc.                            66,884             1,665
The PMI Group, Inc.                                     48,106             2,080
The South Financial Group, Inc. (a)                     34,000               887
U.S. Bancorp                                           897,315            26,839
UCBH Holdings, Inc.                                     45,334               787
UnionBanCal Corp.                                       73,965             4,962
Valley National Bancorp (a)                             41,083               962
W Holding Co., Inc. (a)                                 73,624               634
Wachovia Corp.                                         759,693            41,654
Washington Federal, Inc.                                42,651             1,030
Washington Mutual, Inc.                                452,393            19,145
Webster Financial Corp.                                 24,223             1,141
Wells Fargo & Co.                                      806,917            50,319
WestCorp., Inc. (a)                                     25,969             1,797
Whitney Holding Corp.                                   30,678             1,009
Wilmington Trust Corp.                                  33,237             1,379
Zions Bancorp                                           44,900             3,550
                                                                     -----------
                                                                         481,600
CAPITAL GOODS 7.3%
--------------------------------------------------------------------------------
3M Co.                                                 369,670            26,894
Alliant Techsystems, Inc. *                             18,518             1,435
American Power Conversion Corp. (a)                     86,666             2,054
American Standard Cos., Inc.                           107,204             3,859
Ametek, Inc.                                            34,154             1,405
Briggs & Stratton Corp.                                 10,205               355
Carlisle Cos., Inc.                                      6,310               438
Caterpillar, Inc.                                      320,856            21,786
Cooper Industries Ltd., Class A                         71,500             5,838
Cummins, Inc.                                           21,783             2,119
Danaher Corp.                                          147,420             8,350
Deere & Co.                                            115,558             8,292
Donaldson Co., Inc.                                     37,700             1,303
Dover Corp.                                             99,237             4,558
Eaton Corp.                                             74,965             4,963
Emerson Electric Co.                                   202,409            15,677
Fastenal Co. (a)                                        62,600             2,388
Fluor Corp. (a)                                         41,079             3,613
General Dynamics Corp.                                  97,512            11,347
General Electric Co. (b)                             5,022,084           164,473
Goodrich Corp.                                          59,092             2,326
Graco, Inc.                                             34,694             1,394
Harsco Corp.                                            20,300             1,608
Honeywell International, Inc.                          407,293            15,648
Hubbell, Inc., Class B                                  30,138             1,355
Hughes Supply, Inc.                                     15,795               728
IDEX Corp.                                              24,716             1,137
Illinois Tool Works, Inc.                              141,511            11,928
Ingersoll-Rand Co., Class A (b)                        161,044             6,324
ITT Industries, Inc.                                    45,609             4,675
Jacobs Engineering Group, Inc. *                        18,578             1,549
Joy Global, Inc.                                        56,400             3,048
L-3 Communications Holdings, Inc.                       56,067             4,543
Lockheed Martin Corp.                                  216,333            14,635
Masco Corp.                                            208,793             6,191
MSC Industrial Direct Co., Class A                      34,392             1,545
Navistar International Corp. *                          34,966               951
Northrop Grumman Corp.                                 174,332            10,831
Oshkosh Truck Corp.                                     34,288             1,691
Paccar, Inc.                                            85,914             5,980
Pall Corp.                                              39,733             1,144
Parker Hannifin Corp.                                   58,269             4,415
Pentair, Inc. (a)                                       49,400             1,897
Precision Castparts Corp.                               65,028             3,248
Raytheon Co.                                           223,790             9,169
Rockwell Automation, Inc.                               92,549             6,115
Rockwell Collins, Inc.                                  87,553             4,108
Roper Industries, Inc.                                  41,398             1,670
SPX Corp.                                               38,114             1,818
Teleflex, Inc.                                          20,146             1,271
Terex Corp. *                                           24,737             1,744
Textron, Inc.                                           68,603             5,794
The Boeing Co.                                         394,354            26,938
The Timken Co.                                          45,094             1,631
Thomas & Betts Corp. *                                  29,529             1,318
Toro Co.                                                24,336             1,076
United Technologies Corp.                              485,282            28,326
W.W. Grainger, Inc.                                     44,776             3,176
                                                                     -----------
                                                                         494,092
COMMERCIAL SERVICES & SUPPLIES 1.1%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                         45                 1
Adesa, Inc.                                             47,504             1,216
Allied Waste Industries, Inc. (a)*                     101,043               919
Apollo Group, Inc., Class A (a)*                        84,121             4,683
Aramark Corp., Class B                                  91,887             2,449
Avery Dennison Corp.                                    48,415             2,892
Career Education Corp. *                                50,900             1,654
Cendant Corp.                                          520,625             8,715
ChoicePoint, Inc. *                                     44,386             1,825
Cintas Corp.                                            76,510             3,259

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Copart, Inc. *                                          44,500             1,121
Deluxe Corp.                                            10,653               285
Dun & Bradstreet Corp. (a)*                             35,225             2,546
Equifax, Inc.                                           68,000             2,606
H&R Block, Inc.                                         96,250             2,354
Herman Miller, Inc.                                     35,500             1,076
HNI Corp. (a)                                           28,787             1,661
ITT Educational Services, Inc. *                        22,600             1,318
Laureate Education, Inc. (a)*                           10,400               542
Manpower, Inc.                                          44,325             2,386
Monster Worldwide, Inc. *                               56,300             2,402
Pitney Bowes, Inc.                                     104,941             4,485
R.R. Donnelley & Sons Co.                              109,717             3,577
Republic Services, Inc.                                 75,300             2,850
Robert Half International, Inc.                         86,283             3,152
Steelcase, Inc., Class A                                74,242             1,251
Stericycle, Inc. *                                      20,823             1,245
The Brink's Co.                                         25,615             1,363
The Corporate Executive Board Co.                       19,544             1,644
The ServiceMaster Co.                                  143,153             1,852
Waste Management, Inc.                                 277,277             8,756
West Corp. *                                            33,793             1,380
                                                                     -----------
                                                                          77,465
CONSUMER DURABLES & APPAREL 1.5%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. (a)                              20,298             1,479
Black & Decker Corp.                                    39,871             3,441
Brunswick Corp.                                         47,300             1,778
Centex Corp. (a)                                        56,100             4,005
Coach, Inc. *                                          186,372             6,700
Columbia Sportswear Co. (a)*                            15,204               785
D.R. Horton, Inc.                                      142,497             5,318
Eastman Kodak Co. (a)                                  139,721             3,507
Fortune Brands, Inc.                                    66,628             4,994
Fossil, Inc. (a)*                                       13,800               327
Harman International Industries, Inc.                   32,997             3,630
Hasbro, Inc.                                            88,325             1,872
Hovnanian Enterprises, Inc., Class A *                  20,711             1,003
Jones Apparel Group, Inc.                               62,449             1,953
KB Home                                                 45,176             3,442
Leggett & Platt, Inc.                                   70,395             1,733
Lennar Corp., Class A                                   70,575             4,415
Liz Claiborne, Inc. (a)                                 53,000             1,840
Marvel Entertainment, Inc. (a)*                         33,863               564
Mattel, Inc.                                           201,970             3,332
MDC Holdings, Inc.                                      14,679               931
Meritage Corp. *                                        12,680               767
Mohawk Industries, Inc. *                               30,639             2,606
Newell Rubbermaid, Inc. (a)                            136,926             3,237
Nike, Inc., Class B                                    128,234            10,381
NVR, Inc. (a)*                                           3,098             2,461
Polaris Industries, Inc. (a)                            17,514               955
Polo Ralph Lauren Corp.                                 50,395             2,854
Pulte Homes, Inc.                                      122,712             4,896
Quiksilver, Inc. *                                      58,434               819
Reebok International Ltd.                               29,118             1,718
Snap-On, Inc. (a)                                       28,550             1,146
Standard Pacific Corp.                                  33,050             1,286
Tempur-Pedic International, Inc. (a)*                   13,522               158
The Ryland Group, Inc.                                  23,350             1,690
The Stanley Works (a)                                   40,891             2,005
Timberland Co., Class A *                               34,318             1,200
Toll Brothers, Inc. *                                   73,400             2,496
VF Corp.                                                54,600             3,029
Whirlpool Corp.                                         32,643             2,634
                                                                     -----------
                                                                         103,387
CONSUMER SERVICES 1.9%
--------------------------------------------------------------------------------
Applebee's International, Inc.                          40,775               977
Boyd Gaming Corp.                                       35,200             1,591
Brinker International, Inc.                             39,400             1,604
Carnival Corp.                                         302,811            15,674
CBRL Group, Inc.                                         8,500               373
Choice Hotels International, Inc.                       33,434             1,589
Darden Restaurants, Inc.                                80,615             3,278
Education Management Corp. *                            36,200             1,108
GTECH Holdings Corp.                                    59,097             1,975
Harrah's Entertainment, Inc.                            54,451             4,008
Hilton Hotels Corp.                                    190,465             4,748
International Game Technology                          168,426             6,026
International Speedway Corp.,
   Class A (a)                                          26,169             1,237
Las Vegas Sands Corp. (a)*                             157,163             8,070
Marriott International, Inc.,
   Class A                                             104,621             6,972
McDonald's Corp.                                       608,867            21,316
MGM Mirage *                                           135,036             5,004
Outback Steakhouse, Inc.                                22,697             1,049
Penn National Gaming, Inc. *                            20,276               651
Scientific Games Corp., Class A *                       34,243             1,098
Service Corp. International                            162,900             1,333
Sonic Corp. *                                           27,000               782
Starbucks Corp. *                                      380,768            12,070

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Starwood Hotels & Resorts
   Worldwide, Inc.                                     103,043             6,266
Station Casinos, Inc.                                   32,013             2,140
The Cheesecake Factory, Inc. *                          31,174             1,149
Weight Watchers International,
   Inc. (a)                                             46,929             2,208
Wendy's International, Inc.                             53,573             3,158
Wynn Resorts Ltd. (a)*                                  36,342             2,347
YUM! Brands, Inc.                                      145,289             7,187
                                                                     -----------
                                                                         126,988
DIVERSIFIED FINANCIALS  7.2%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                      39,343             1,872
Advance America Cash Advance
   Centers, Inc. (a)                                    42,043               599
Affiliated Managers Group, Inc. (a)*                    14,845             1,378
Alliance Capital Management
   Holding L.P. *                                       39,989             2,417
American Express Co. (b)                               598,888            31,412
AmeriCredit Corp. *                                     78,300             2,252
Ameriprise Financial, Inc.                             124,557             5,068
Capital One Financial Corp.                            111,362             9,276
Chicago Mercantile Exchange
   Holdings, Inc.                                       16,141             6,832
CIT Group, Inc.                                        104,268             5,562
Citigroup, Inc.                                      2,463,250           114,738
E*TRADE Financial Corp. *                              182,900             4,351
Eaton Vance Corp.                                       64,203             1,850
Federated Investors, Inc., Class B                      53,850             2,079
Franklin Resources, Inc.                               121,486            11,966
Investors Financial Services Corp. (a)                  16,590               779
Janus Capital Group, Inc.                              110,800             2,315
Jefferies Group, Inc.                                   13,658               744
JPMorgan Chase & Co.                                 1,673,831            66,535
Legg Mason, Inc.                                        49,847             6,465
Lehman Brothers Holdings, Inc.                         133,175            18,704
Leucadia National Corp.                                 53,256             2,794
Mellon Financial Corp.                                 210,025             7,408
Merrill Lynch & Co., Inc.                              445,865            33,471
Moody's Corp.                                          146,426             9,272
Morgan Stanley                                         522,523            32,109
Northern Trust Corp.                                   108,776             5,679
Nuveen Investments, Inc., Class A (a)                   36,300             1,647
Raymond James Financial, Inc. (a)                       36,937             1,572
SEI Investments Co.                                     50,722             2,092
SLM Corp.                                              206,969            11,582
State Street Corp.                                     166,786            10,084
Student Loan Corp. (a)                                  10,015             2,193
T. Rowe Price Group, Inc.                               63,725             4,870
TD Ameritrade Holding Corp. *                          200,564             4,059
The Bank of New York Co., Inc.                         377,610            12,012
The Bear Stearns Co., Inc.                              50,713             6,413
The Charles Schwab Corp. (b)(c)                        666,890             9,863
The First Marblehead Corp. (a)                          12,876               417
The Goldman Sachs Group, Inc.                          227,270            32,102
WFS Financial, Inc. *                                    8,485               675
                                                                     -----------
                                                                         487,508
ENERGY  9.1%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                      41,841             6,477
Anadarko Petroleum Corp.                               115,598            12,464
Apache Corp.                                           156,450            11,817
Arch Coal, Inc. (a)                                     21,100             1,830
Baker Hughes, Inc. (a)                                 159,330            12,339
BJ Services Co.                                        147,746             5,982
Burlington Resources, Inc.                             186,730            17,041
CAL Dive International, Inc. *                          38,338             1,609
Chesapeake Energy Corp.                                140,997             4,941
ChevronTexaco Corp. (b)                              1,066,851            63,350
ConocoPhillips                                         659,282            42,656
CONSOL Energy, Inc.                                     39,899             2,909
Cooper Cameron Corp. *                                  54,400             2,632
Denbury Resources, Inc. *                               42,942             1,278
Devon Energy Corp.                                     228,082            15,557
Diamond Offshore Drilling, Inc. (a)                     64,759             5,496
El Paso Corp. (a)                                      276,981             3,728
ENSCO International, Inc.                               67,928             3,472
Enterprise Products Partners L.P. (a)                  163,153             4,123
EOG Resources, Inc.                                    113,731             9,615
Exxon Mobil Corp.                                    3,025,527           189,852
FMC Technologies, Inc. *                                26,892             1,394
Forest Oil Corp. *                                      29,010             1,494
General Maritime Corp. (a)                              16,645               625
Grant Prideco, Inc. *                                   61,456             3,078
Halliburton Co.                                        241,210            19,188
Hanover Compressor Co. (a)*                              2,907                48
Helmerich & Payne, Inc.                                 25,246             1,978
Kerr-McGee Corp.                                        55,976             6,179
Kinder Morgan Management LLC *                          22,962             1,041
Kinder Morgan, Inc.                                     58,563             5,637
Marathon Oil Corp.                                     174,216            13,392
Massey Energy Co.                                       26,201             1,081

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Murphy Oil Corp.                                        83,844             4,779
Nabors Industries Ltd. *                                72,494             5,890
National-Oilwell Varco, Inc. *                          82,173             6,251
Newfield Exploration Co. *                              61,466             3,221
Noble Corp.                                             63,650             5,120
Noble Energy, Inc.                                      83,528             3,866
Occidental Petroleum Corp.                             187,148            18,286
Overseas Shipholding Group                              18,300               944
Patterson-UTI Energy, Inc.                              81,892             3,081
Peabody Energy Corp.                                    63,210             6,290
Pioneer Natural Resources Co.                           64,411             3,420
Plains All American Pipeline L.P. (a)                   24,732             1,056
Plains Exploration & Product Co. *                      22,858             1,025
Pogo Producing Co. (a)                                  31,700             1,902
Pride International, Inc. *                             77,094             2,722
Quicksilver Resources, Inc. (a)*                        26,245             1,319
Rowan Cos., Inc. *                                      53,483             2,398
Smith International, Inc.                              103,152             4,642
Sunoco, Inc.                                            68,348             6,507
TEPPCO Partners L.P. (a)                                29,431             1,090
Tesoro Petroleum Corp.                                  32,517             2,356
Tidewater, Inc.                                         28,568             1,669
Transocean, Inc. *                                     153,200            12,432
Ultra Petroleum Corp. *                                 73,768             5,074
Unit Corp. *                                            22,900             1,367
Valero Energy Corp.                                    237,610            14,834
Weatherford International Ltd. *                       130,094             5,826
Western Gas Resources, Inc.                             25,136             1,194
Williams Cos., Inc.                                    265,359             6,326
XTO Energy, Inc.                                       163,858             8,042
                                                                     -----------
                                                                         617,232
FOOD & STAPLES RETAILING 2.5%
--------------------------------------------------------------------------------
Albertson's, Inc.                                      166,842             4,196
BJ's Wholesale Club, Inc. *                             31,400             1,009
Costco Wholesale Corp.                                 219,938            10,973
CVS Corp.                                              376,610            10,455
Kroger Co. *                                           357,884             6,585
Rite Aid Corp. *                                       256,600               921
Safeway, Inc.                                          220,791             5,175
Supervalu, Inc.                                         68,088             2,174
Sysco Corp.                                            294,202             9,026
Wal-Mart Stores, Inc. (b)                            1,980,192            91,307
Walgreen Co.                                           479,768            20,764
Whole Foods Market, Inc. (a)                            61,916             4,574
                                                                     -----------
                                                                         167,159
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                 980,636            70,939
Anheuser-Busch Cos., Inc. (b)                          370,211            15,342
Archer-Daniels-Midland Co.                             321,885            10,139
Brown-Forman Corp., Class B (a)                         59,219             4,200
Bunge Ltd.                                              46,192             2,723
Campbell Soup Co.                                      188,658             5,647
Coca-Cola Enterprises, Inc.                            229,393             4,528
ConAgra Foods, Inc.                                    255,710             5,301
Constellation Brands, Inc., Class A *                   90,132             2,406
Corn Products International, Inc.                       36,925             1,007
Dean Foods Co. *                                        68,233             2,588
Del Monte Foods Co.                                    104,095             1,113
General Mills, Inc.                                    185,966             9,040
H.J. Heinz Co.                                         174,417             5,920
Hormel Foods Corp.                                      68,200             2,287
Kellogg Co.                                            202,900             8,704
Kraft Foods, Inc., Class A (a)                         781,586            23,010
McCormick & Co., Inc.                                   67,692             2,045
Molson Coors Brewing Co.                                32,936             2,058
PepsiAmericas, Inc.                                     68,200             1,670
PepsiCo, Inc.                                          805,458            46,056
Pilgrim's Pride Corp., Class B                          32,100               781
Reynolds American, Inc. (a)                             73,442             7,427
Sara Lee Corp.                                         388,872             7,109
Smithfield Foods, Inc. *                                34,235               919
The Coca-Cola Co.                                    1,151,303            47,641
The Hershey Co.                                        117,524             6,017
The J.M. Smuckers Co.                                   16,856               733
The Pepsi Bottling Group, Inc.                         125,232             3,632
TreeHouse Foods, Inc. *                                     46                 1
Tyson Foods, Inc., Class A                             154,459             2,213
UST, Inc.                                               82,737             3,222
Wm. Wrigley Jr. Co.                                    107,172             6,855
                                                                     -----------
                                                                         313,273
HEALTH CARE EQUIPMENT & SERVICES 4.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                            142,700            13,813
AMERIGROUP Corp. *                                      24,919               556
AmerisourceBergen Corp.                                107,110             4,674
Bausch & Lomb, Inc.                                     26,466             1,788
Baxter International, Inc.                             300,165            11,061
Beckman Coulter, Inc.                                   20,194             1,203
Becton Dickinson & Co.                                 124,265             8,052
Biomet, Inc.                                           107,904             4,080
Boston Scientific Corp. *                              395,028             8,639
C.R. Bard, Inc.                                         51,800             3,285
Cardinal Health, Inc.                                  209,626            15,101
Caremark Rx, Inc. *                                    218,233            10,759
CIGNA Corp.                                             65,918             8,016

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Community Health Systems, Inc. *                        43,641             1,588
Covance, Inc. *                                         31,100             1,767
Coventry Health Care, Inc. *                            79,600             4,742
Cytyc Corp. *                                           44,020             1,325
Dade Behring, Inc.                                      43,458             1,701
DaVita, Inc. *                                          48,950             2,680
Dentsply International, Inc.                            39,650             2,129
Edwards Lifesciences Corp. *                            29,896             1,284
Express Scripts, Inc. *                                 74,556             6,806
Fisher Scientific International,
   Inc. *                                               56,560             3,782
Gen-Probe, Inc. *                                       24,839             1,253
Guidant Corp.                                          154,629            11,381
HCA, Inc.                                              160,523             7,879
Health Management Associates,
   Inc., Class A                                       118,688             2,495
Health Net, Inc. *                                      55,700             2,750
Henry Schein, Inc. *                                    43,400             2,024
Hillenbrand Industries, Inc. (a)                        28,287             1,392
Hospira, Inc. *                                         78,140             3,497
Humana, Inc. *                                          79,815             4,451
IDEXX Laboratories, Inc. *                              17,154             1,318
IMS Health, Inc.                                       113,408             2,790
Inamed Corp. *                                          17,819             1,641
Kinetic Concepts, Inc. *                                33,392             1,208
Laboratory Corp. of America
   Holdings *                                           64,430             3,779
Lincare Holdings, Inc. *                                49,750             2,102
Manor Care, Inc.                                        42,992             1,681
McKesson Corp.                                         144,147             7,640
Medco Health Solutions, Inc. *                         134,059             7,253
Medtronic, Inc.                                        576,708            32,567
Millipore Corp. *                                       24,500             1,685
Omnicare, Inc.                                          51,233             2,546
Patterson Cos., Inc. (a)*                               53,200             1,837
PerkinElmer, Inc.                                       63,500             1,444
Pharmaceutical Product
   Development, Inc. (PPD)                              28,273             1,956
Quest Diagnostics                                       96,538             4,772
Renal Care Group, Inc. *                                33,150             1,573
ResMed, Inc. (a)*                                       26,708             1,053
Respironics, Inc. *                                     35,228             1,269
Stryker Corp.                                          192,199             9,591
Tenet Healthcare Corp. *                               231,809             1,685
The Cooper Cos., Inc.                                   13,347               740
Thermo Electron Corp. *                                 81,766             2,751
Triad Hospitals, Inc. *                                 38,457             1,579
UnitedHealth Group, Inc.                               624,812            37,126
Universal Health Services, Inc.,
   Class B                                              22,337             1,061
Varian Medical Systems, Inc. *                          67,800             4,082
Waters Corp. *                                          51,000             2,139
WebMD Corp. *                                          156,278             1,460
WellPoint, Inc. *                                      318,772            24,482
Zimmer Holdings, Inc. *                                113,997             7,860
                                                                     -----------
                                                                         330,623
HOUSEHOLD & PERSONAL PRODUCTS 2.2%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                             31,550             1,398
Avon Products, Inc.                                    229,794             6,508
Church & Dwight Co., Inc. (a)                           30,951             1,139
Clorox Co.                                              74,451             4,456
Colgate-Palmolive Co.                                  250,335            13,741
Energizer Holdings, Inc. *                              31,000             1,677
Kimberly-Clark Corp.                                   229,836            13,128
Procter & Gamble Co. (b)                             1,647,560            97,585
Spectrum Brands, Inc. *                                  4,498                85
St. Jude Medical, Inc. *                               177,343             8,713
The Estee Lauder Cos., Inc., Class A                    58,516             2,134
                                                                     -----------
                                                                         150,564
INSURANCE 5.5%
--------------------------------------------------------------------------------
AFLAC, Inc.                                            246,513            11,574
Alleghany Corp. *                                        3,720             1,080
AMBAC Financial Group, Inc.                             52,910             4,064
American Financial Group, Inc.                          36,870             1,387
American International Group, Inc. (b)               1,234,139            80,787
American National Insurance Co.                         13,100             1,552
AmerUs Group Co. (a)                                    19,584             1,202
AON Corp.                                              158,163             5,412
Arthur J. Gallagher & Co. (a)                           45,500             1,327
Assurant, Inc.                                          69,992             3,214
Berkshire Hathaway, Inc., Class A *                        736            65,865
Brown & Brown, Inc. (a)                                 55,608             1,598
Cincinnati Financial Corp.                              86,984             3,961
CNA Financial Corp. (a)*                               126,900             4,013
Commerce Group, Inc.                                    16,481               888
Conseco, Inc. *                                         75,473             1,839
Erie Indemnity Co., Class A                             31,768             1,684
Fidelity National Financial, Inc.                       77,165             3,046
First American Corp.                                    44,360             2,077
Genworth Financial, Inc., Class A                      229,439             7,516
Hanover Insurance Group, Inc. *                         26,400             1,279
HCC Insurance Holdings, Inc.                            48,598             1,509

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Jefferson-Pilot Corp.                                   68,339             3,986
Lincoln National Corp.                                  88,127             4,806
Loews Corp.                                             91,886             9,068
Markel Corp. *                                           4,931             1,647
Marsh & McLennan Cos., Inc.                            258,210             7,847
MBIA, Inc.                                              61,034             3,757
Mercury General Corp. (a)                               27,100             1,528
Metlife, Inc.                                          354,444            17,779
Nationwide Financial Services,
   Inc., Class A                                        28,274             1,203
Old Republic International Corp.                       113,327             2,431
Principal Financial Group, Inc.                        147,294             6,946
Protective Life Corp.                                   34,757             1,562
Prudential Financial, Inc.                             251,097            18,918
Reinsurance Group of America, Inc.                      31,210             1,514
SAFECO Corp.                                            65,378             3,416
StanCorp Financial Group, Inc.                          28,442             1,415
The Allstate Corp.                                     327,474            17,045
The Chubb Corp.                                         94,746             8,939
The Hartford Financial Services
   Group, Inc.                                         144,495            11,882
The Progressive Corp.                                   95,555            10,037
The St. Paul Travelers Cos., Inc.                      322,697            14,644
Torchmark Corp.                                         54,400             3,052
Transatlantic Holdings, Inc.                            32,929             2,086
Unitrin, Inc.                                           34,268             1,515
UnumProvident Corp. (a)                                148,429             3,017
W.R. Berkley Corp.                                      63,150             3,120
Wesco Financial Corp. (a)                                3,565             1,382
White Mountains Insurance Group
   Ltd.                                                  2,306             1,224
                                                                     -----------
                                                                         372,640
MATERIALS 3.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                         111,819             6,898
Airgas, Inc.                                            27,451             1,065
AK Steel Holding Corp. *                                54,464               627
Alcoa, Inc.                                            415,983            13,103
Allegheny Technologies, Inc. (a)                        46,762             2,425
Ashland, Inc. (a)                                       32,240             2,125
Ball Corp.                                              56,100             2,272
Bemis Co.                                               31,149               951
Bowater, Inc. (a)                                       27,500               752
Cabot Corp.                                             14,616               573
Commercial Metals Co.                                   12,461               590
Crown Holdings, Inc. *                                  82,776             1,549
Cytec Industries, Inc.                                  14,200               704
E.I. du Pont de Nemours & Co.                          467,050            18,285
Eastman Chemical Co.                                    38,984             1,879
Ecolab, Inc.                                           127,317             4,559
Engelhard Corp.                                         41,384             1,668
Florida Rock Industries, Inc.                           32,376             1,750
Freeport-McMoran Copper & Gold,
   Inc., Class B                                        87,017             5,591
Glamis Gold Ltd. *                                      65,447             2,092
International Flavors &
   Fragrances, Inc. (a)                                 46,900             1,546
International Paper Co.                                241,207             7,871
Kronos Worldwide, Inc. (a)                               2,623                82
Lafarge North America, Inc. (a)                         35,113             2,164
Louisiana-Pacific Corp.                                 54,722             1,612
Lubrizol Corp.                                          32,735             1,497
Lyondell Chemical Co.                                   89,357             2,145
Martin Marietta Materials, Inc.                         24,149             2,047
MeadWestvaco Corp.                                      99,259             2,649
Meridian Gold, Inc. *                                   49,665             1,350
Monsanto Co.                                           129,717            10,975
Nalco Holding Co. *                                     49,243               908
Newmont Mining Corp.                                   192,744            11,912
Nucor Corp.                                             78,388             6,603
Owens-Illinois, Inc. *                                  74,716             1,643
Packaging Corp. of America                              53,000             1,230
Pactiv Corp. *                                          75,260             1,674
Peregrine Systems, Inc. *                              102,600                --
Phelps Dodge Corp.                                      47,071             7,555
PPG Industries, Inc.                                    85,013             5,058
Praxair, Inc.                                          155,237             8,178
Rohm & Haas Co.                                        110,401             5,619
RPM International, Inc.                                 58,079             1,098
Sealed Air Corp.                                        42,051             2,324
Sigma-Aldrich Corp. (a)                                 29,604             1,921
Smurfit-Stone Container Corp. *                        116,030             1,484
Sonoco Products Co.                                     48,170             1,492
Southern Copper Corp. (a)                               39,369             3,429
Steel Dynamics, Inc.                                     4,645               216
Temple-Inland, Inc.                                     55,808             2,617
The Dow Chemical Co.                                   459,834            19,451
The Mosaic Co. (a)*                                    180,195             2,786
The Scotts Miracle-Gro Co., Class A                     31,836             1,576
United States Steel Corp.                               56,933             3,402
Valhi, Inc.                                             10,799               198
Valspar Corp.                                           43,390             1,181
Vulcan Materials Co.                                    51,130             3,675
Westlake Chemical Corp.                                 26,683               838
Weyerhaeuser Co.                                       110,426             7,703
                                                                     -----------
                                                                         209,167

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
MEDIA 3.9%
--------------------------------------------------------------------------------
Adelphia Communications, Class A *                      75,707                 5
Belo Corp., Class A                                     57,400             1,309
Cablevision Systems Corp., Class A *                   141,330             3,477
CBS Corp., Class B                                     389,305            10,173
Citadel Broadcasting Corp.                              57,739               710
Clear Channel Communications, Inc.                     271,365             7,943
Comcast Corp., Class A *                             1,083,739            30,150
Discovery Holding Co., Class A *                       144,617             2,192
Dow Jones & Co., Inc. (a)                               37,950             1,443
DreamWorks Animation SKG, Inc.,
   Class A *                                            46,048             1,234
EchoStar Communications Corp.,
   Class A *                                           106,200             2,931
Gannett Co., Inc.                                      116,954             7,228
Gemstar -- TV Guide International,
   Inc. *                                              212,056               700
Getty Images, Inc. *                                    29,697             2,425
Harte-Hanks, Inc.                                       43,651             1,239
Interactive Data Corp. *                                47,662             1,074
Interpublic Group of Cos., Inc. (a)*                   202,150             2,042
John Wiley & Sons, Inc., Class A                        31,068             1,177
Knight-Ridder, Inc. (a)                                 28,973             1,804
Lamar Advertising Co., Class A *                        45,570             2,093
Lee Enterprises, Inc.                                   22,505               792
Liberty Global, Inc., Class A *                        118,103             2,527
Liberty Global, Inc., Class C *                         59,003             1,193
Liberty Media Corp., Class A *                       1,424,676            11,910
Live Nation, Inc. *                                     33,920               602
McClatchy Co., Class A (a)                              23,242             1,313
McGraw-Hill Cos., Inc.                                 185,136             9,449
Meredith Corp. (a)                                      25,121             1,376
News Corp., Inc., Class A                            1,570,886            24,757
NTL, Inc. *                                             43,814             2,771
Omnicom Group, Inc.                                     89,669             7,334
Pixar, Inc. *                                           56,000             3,236
R.H. Donnelley Corp. (a)*                               33,850             2,221
Regal Entertainment Group, Class A (a)                  42,691               790
Sirius Satellite Radio, Inc. (a)*                      564,385             3,200
The DIRECTV Group, Inc. *                              673,071             9,309
The E.W. Scripps Co., Class A (a)                       73,173             3,537
The New York Times Co., Class A (a)                     56,925             1,611
The Walt Disney Co.                                    985,339            24,939
Time Warner, Inc.                                    2,115,403            37,083
Tribune Co.                                            143,800             4,172
Univision Communications, Inc.,
   Class A *                                           137,355             4,373
Viacom, Inc., Class B *                                389,305            16,148
Washington Post, Class B                                 4,587             3,500
Westwood One, Inc.                                      20,294               304
XM Satellite Radio Holdings, Inc.,
   Class A *                                           100,579             2,633
                                                                     -----------
                                                                         262,429
PHARMACEUTICALS & BIOTECHNOLOGY 7.5%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                742,607            32,043
Affymetrix, Inc. (a)*                                   23,490               897
Allergan, Inc.                                          65,161             7,585
American Pharmaceutical Partners,
   Inc. (a)*                                            22,300               745
Amgen, Inc. (b)*                                       605,827            44,159
Amylin Pharmaceuticals, Inc. (a)*                       33,747             1,431
Applera Corp. - Applied Biosystems
   Group                                               100,500             2,848
Barr Pharmaceuticals, Inc. *                            52,425             3,438
Biogen Idec, Inc. *                                    161,355             7,221
Bristol-Myers Squibb Co.                               917,229            20,904
Celgene Corp. *                                         74,900             5,329
Cephalon, Inc. (a)*                                     14,000               992
Charles River Laboratories, Inc. (a)*                   25,115             1,159
Chiron Corp. *                                          84,502             3,853
Eli Lilly & Co.                                        535,893            30,342
Endo Pharmaceutical Holdings, Inc. *                    65,500             1,880
Forest Laboratories, Inc. *                            162,121             7,503
Genentech, Inc. *                                      495,413            42,566
Genzyme Corp. *                                        122,723             8,706
Gilead Sciences, Inc. *                                209,212            12,735
ImClone Systems, Inc. (a)*                              23,380               842
Invitrogen Corp. *                                      26,100             1,798
IVAX Corp. *                                           113,556             3,533
Johnson & Johnson                                    1,414,305            81,379
King Pharmaceuticals, Inc. *                           119,766             2,246
Medicis Pharmaceutical Corp.,
   Class A                                              26,000               804
Medimmune, Inc. *                                      118,789             4,053
Merck & Co., Inc.                                    1,058,000            36,501
Millennium Pharmaceuticals, Inc. *                     151,496             1,566
Mylan Laboratories, Inc.                               104,112             2,051
OSI Pharmaceuticals, Inc. (a)*                          22,531               634
Pfizer, Inc.                                         3,536,719            90,823

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Schering-Plough Corp. (b)                              719,015            13,769
Sepracor, Inc. *                                        43,869             2,497
Valeant Pharmaceuticals
   International (a)                                    41,600               747
Watson Pharmaceuticals, Inc. (a)*                       54,400             1,800
Wyeth                                                  631,716            29,217
                                                                     -----------
                                                                         510,596
REAL ESTATE 1.8%
--------------------------------------------------------------------------------
AMB Property Corp.                                      41,200             2,151
Annaly Mortgage Management, Inc.                        58,300               725
Apartment Investment & Management
   Co., Class A                                         45,096             1,917
Archstone-Smith Trust                                   97,600             4,574
Arden Realty, Inc. (a)                                  32,500             1,468
AvalonBay Communities, Inc.                             34,600             3,442
Boston Properties, Inc.                                 53,600             4,195
BRE Properties, Class A (a)                             24,900             1,243
Camden Property Trust                                   19,200             1,250
CapitalSource, Inc. (a)*                                49,824             1,094
CB Richard Ellis Group, Inc.,
   Class A *                                            35,393             2,234
CBL & Associates Properties, Inc. *                     30,898             1,308
Centerpoint Properties Trust (a)                        24,170             1,200
Developers Diversified Realty
   Corp.                                                48,900             2,409
Duke Realty Corp.                                       70,500             2,558
Equity Office Properties Trust                         196,666             6,258
Equity Residential                                     136,104             5,772
Federal Realty Investment Trust *                       25,930             1,733
Forest City Enterprises, Inc.,
   Class A (a)                                          49,288             1,867
Friedman Billings Ramsey Group,
   Inc., Class A (a)                                    70,600               818
General Growth Properties, Inc.                        106,017             5,470
Health Care Property Investors,
   Inc.                                                 62,853             1,744
Hospitality Properties Trust                            33,200             1,423
Host Marriott Corp.                                    171,500             3,421
HRPT Properties Trust                                   88,774               953
iStar Financial, Inc.                                   55,300             1,985
Kimco Realty Corp. (a)                                 105,000             3,684
Liberty Property Trust                                  40,104             1,815
Mack-Cali Realty Corp.                                  30,313             1,356
New Century Financial Corp. (a)                         23,820               934
New Plan Excel Realty Trust                             51,204             1,262
Pan Pacific Retail Properties,
   Inc. (a)                                             19,600             1,356
Plum Creek Timber Co., Inc.                             88,400             3,265
ProLogis                                               113,327             5,805
Public Storage, Inc.                                    62,839             4,560
Rayonier, Inc.                                          37,288             1,594
Realty Income Corp.                                     37,800               880
Reckson Associates Realty Corp. (a)                     31,325             1,251
Regency Centers Corp.                                   30,000             1,934
Shurgard Storage Centers, Inc.,
   Class A                                              23,015             1,388
Simon Property Group, Inc.                             106,592             8,830
SL Green Realty Corp.                                   19,406             1,631
The Macerich Co. (a)                                    28,900             2,097
The Mills Corp.                                         26,859             1,113
The St. Joe Co.                                         36,200             2,297
Thornburg Mortgage, Inc. (a)                            41,400             1,061
Trizec Properties, Inc.                                 75,500             1,758
United Dominion Realty Trust, Inc.                      63,800             1,621
Ventas, Inc.                                            42,138             1,289
Vornado Realty Trust                                    60,943             5,384
Weingarten Realty Investment                            42,869             1,737
                                                                     -----------
                                                                         123,114
RETAILING 4.0%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                        34,819             2,312
Advance Auto Parts, Inc. *                              55,597             2,422
Amazon.com, Inc. (a)*                                  193,541             8,674
American Eagle Outfitters, Inc.                         72,914             1,967
AutoNation, Inc. *                                     133,400             2,973
AutoZone, Inc. *                                        36,833             3,600
Barnes & Noble, Inc.                                    35,099             1,489
Bed, Bath & Beyond, Inc. *                             137,420             5,141
Best Buy Co., Inc. (a)                                 232,606            11,784
Borders Group, Inc. (a)                                 32,348               796
Carmax, Inc. *                                          33,400               998
Chico's FAS, Inc. *                                     88,800             3,868
Circuit City Stores, Inc.                               94,237             2,376
Claire's Stores, Inc. *                                 46,519             1,473
Dillards, Inc., Class A                                 36,100               935
Dollar General Corp.                                   159,205             2,691
Dollar Tree Stores, Inc. *                              46,600             1,155
eBay, Inc. *                                           627,833            27,060
Expedia, Inc. *                                        173,960             4,526
Family Dollar Stores, Inc.                              53,600             1,284
Federated Department Stores, Inc.                       84,064             5,601
Foot Locker, Inc.                                       64,020             1,455

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Genuine Parts Co.                                       85,430             3,633
Home Depot, Inc.                                     1,012,086            41,040
IAC/InterActiveCorp. *                                 173,960             5,048
J.C. Penney Co., Inc.                                  132,115             7,372
Kohl's Corp. *                                         159,865             7,096
Limited Brands, Inc.                                   185,023             4,378
Lowe's Cos., Inc.                                      373,892            23,761
Michael's Stores, Inc.                                  58,500             1,967
Nordstrom, Inc.                                        135,500             5,653
O'Reilly Automotive, Inc. (a)*                          55,192             1,811
Office Depot, Inc. *                                   141,778             4,700
OfficeMax, Inc.                                         16,487               471
Pacific Sunwear of California *                         38,389               941
Petco Animal Supplies, Inc. (a)*                         3,186                70
PETsMART, Inc.                                          71,489             1,791
RadioShack Corp.                                        45,340             1,007
Rent-A-Center, Inc. *                                   37,951               778
Ross Stores, Inc.                                       49,923             1,423
Saks, Inc. *                                            65,279             1,261
Sears Holdings Corp. *                                  52,717             6,402
Staples, Inc.                                          363,821             8,626
Target Corp.                                           422,624            23,139
The Gap, Inc.                                          433,805             7,848
The Sherwin-Williams Co.                                62,790             3,322
The TJX Cos., Inc. (a)                                 208,223             5,316
Tiffany & Co.                                           63,173             2,382
Urban Outfitters, Inc. *                                71,196             1,944
Williams-Sonoma, Inc. *                                 55,215             2,196
                                                                     -----------
                                                                         269,956
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                         174,000             7,284
Agere Systems, Inc. *                                   83,175             1,032
Altera Corp. *                                         185,600             3,584
Analog Devices, Inc.                                   185,074             7,360
Applied Materials, Inc.                                807,535            15,383
Broadcom Corp., Class A *                              160,200            10,926
Fairchild Semiconductor
   International, Inc., Class A *                       59,000             1,177
Freescale Semiconductor, Inc.,
   Class B *                                           195,106             4,926
Intel Corp.                                          2,936,043            62,450
International Rectifier Corp. *                         32,742             1,191
Intersil Corp., Class A                                 69,400             2,017
KLA-Tencor Corp.                                        97,238             5,054
Lam Research Corp. *                                    66,500             3,087
Linear Technology Corp.                                153,245             5,702
LSI Logic Corp. *                                      192,745             1,764
Maxim Integrated Products, Inc.                        149,676             6,143
MEMC Electronic Materials, Inc. *                       96,000             2,744
Microchip Technology, Inc.                             102,500             3,845
Micron Technology, Inc. *                              301,400             4,424
National Semiconductor Corp.                           179,658             5,068
Novellus Systems, Inc. *                                71,495             2,027
Nvidia Corp. *                                          82,400             3,705
Rambus, Inc. *                                           8,095               237
Teradyne, Inc. (a)*                                     76,211             1,327
Texas Instruments, Inc. (b)                            817,913            23,908
Xilinx, Inc.                                           162,205             4,568
                                                                     -----------
                                                                         190,933
SOFTWARE & SERVICES 6.1%
--------------------------------------------------------------------------------
Activision, Inc. *                                     121,069             1,736
Acxiom Corp.                                            43,076             1,020
Adobe Systems, Inc.                                    284,780            11,311
Affiliated Computer Services,
   Inc., Class A *                                      64,600             4,044
Alliance Data Systems Corp. *                           40,490             1,711
Autodesk, Inc.                                         112,972             4,585
Automatic Data Processing, Inc.                        284,585            12,505
BEA Systems, Inc. *                                    205,406             2,130
BMC Software, Inc. *                                   111,712             2,469
Cadence Design Systems, Inc. *                         136,887             2,417
Ceridian Corp. *                                        73,700             1,819
Certegy, Inc. *                                         31,742             1,379
CheckFree Corp. *                                       44,880             2,326
Citrix Systems, Inc. *                                  84,000             2,591
Cognizant Technology Solutions
   Corp., Class A *                                     62,683             3,283
Computer Associates International,
   Inc. *                                              291,381             7,955
Computer Sciences Corp. *                               92,731             4,701
Compuware Corp. *                                      191,600             1,579
Convergys Corp. *                                       53,909               927
DST Systems, Inc. *                                     42,077             2,384
Electronic Arts, Inc. *                                138,281             7,547
Electronic Data Systems Corp.                          251,895             6,345
Fair Isaac Corp. (a)                                    34,925             1,548
First Data Corp.                                       375,387            16,930
Fiserv, Inc. *                                          96,589             4,248
Global Payments, Inc. (a)                               23,114             1,177
Google, Inc., Class A *                                132,218            57,283
Hewitt Associates, Inc., Class A *                      34,690               926
HomeStore, Inc. *                                        9,010                54
Hyperion Solutions Corp. *                              28,650               986
Intuit, Inc. *                                          90,922             4,758
Iron Mountain, Inc. (a)*                                60,550             2,524
McAfee, Inc. *                                          78,229             1,814

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Microsoft Corp. (b)                                  5,115,957           144,014
NAVTEQ Corp. *                                          30,607             1,375
Novell, Inc. *                                         186,424             1,816
Oracle Corp. *                                       2,491,499            31,318
Paychex, Inc.                                          180,787             6,572
Red Hat, Inc. (a)*                                      91,683             2,654
Sabre Holdings Corp., Class A                           67,900             1,663
Siebel Systems, Inc.                                   248,700             2,639
Symantec Corp. *                                       583,574            10,726
Synopsys, Inc. *                                        77,100             1,705
The Reynolds & Reynolds Co., Class A                    36,900             1,048
TIBCO Software, Inc. *                                 105,102               840
Total System Services, Inc.                             97,900             1,922
Unisys Corp. *                                         166,143             1,111
VeriSign, Inc. *                                       124,532             2,958
Yahoo! Inc. *                                          652,029            22,391
                                                                     -----------
                                                                         413,764
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                          57,867             1,468
Agilent Technologies, Inc. *                           240,474             8,154
Amphenol Corp., Class A                                 43,600             2,216
Andrew Corp. *                                          79,100             1,026
Apple Computer, Inc. (b)*                              392,373            29,628
Arrow Electronics, Inc. *                               57,100             1,962
Avaya, Inc. *                                          221,300             2,335
Avid Technology, Inc. *                                 13,539               672
Avnet, Inc. *                                           70,500             1,724
AVX Corp. (a)                                           78,400             1,303
CDW Corp.                                               31,200             1,747
Cisco Systems, Inc. *                                3,117,918            57,900
Cogent, Inc. (a)*                                       22,100               531
Comverse Technology, Inc. *                             97,400             2,668
Corning, Inc. *                                        691,183            16,830
Dell, Inc. *                                         1,170,223            34,299
Diebold, Inc.                                           25,318               990
EMC Corp. *                                          1,166,507            15,631
Enterasys Networks, Inc. *                                  78                 1
Flir Systems, Inc. (a)*                                 19,163               454
Harris Corp.                                            66,646             3,094
Hewlett-Packard Co.                                  1,391,522            43,388
Ingram Micro, Inc., Class A *                           76,900             1,488
International Business Machines
   Corp.                                               770,937            62,677
Jabil Circuit, Inc. *                                  100,200             4,048
JDS Uniphase Corp. (a)*                                682,545             2,136
Juniper Networks, Inc. *                               262,477             4,759
Lexmark International, Inc., Class A *                  62,559             3,039
Lucent Technologies, Inc. (a)*                       2,120,638             5,598
Molex, Inc.                                             94,721             2,865
Motorola, Inc.                                       1,161,188            26,371
National Instruments Corp. (a)                          38,765             1,283
NCR Corp. *                                             94,344             3,505
Network Appliance, Inc. *                              158,900             4,958
QLogic Corp. *                                          47,000             1,864
Qualcomm, Inc.                                         790,283            37,902
SanDisk Corp. *                                         88,296             5,948
Sanmina -- SCI Corp. *                                 258,552             1,089
Scientific-Atlanta, Inc.                                76,378             3,266
Solectron Corp. *                                      479,705             1,832
Sun Microsystems, Inc. (b)*                          1,647,581             7,414
Symbol Technologies, Inc.                               58,690               725
Tech Data Corp. *                                       29,052             1,198
Trimble Navigation Ltd. *                               25,619             1,025
Vishay Intertechnology, Inc. *                         107,250             1,698
Western Digital Corp. (a)*                             102,730             2,246
Xerox Corp. *                                          472,324             6,759
Zebra Technologies Corp., Class A (a)*                  20,225               911
                                                                     -----------
                                                                         424,625
TELECOMMUNICATION SERVICES 2.8%
--------------------------------------------------------------------------------
Alltel Corp.                                           173,650            10,424
American Tower Corp., Class A *                        192,422             5,954
AT&T Corp. (b)                                       1,874,946            48,655
BellSouth Corp.                                        884,219            25,439
CenturyTel, Inc.                                        67,187             2,237
Citizens Communications Co.                            163,647             2,008
Crown Castle International Corp. *                     112,860             3,570
Nextel Partners, Inc., Class A *                        78,197             2,189
Qwest Communications
   International, Inc. (a)*                            870,635             5,241
Sprint Corp. (FON Group) (b)                         1,367,507            31,302
Tektronix, Inc.                                         46,217             1,363
Telephone & Data Systems, Inc.                          56,100             2,010
Tellabs, Inc. *                                        231,575             2,962
U.S. Cellular Corp. *                                   42,800             2,179
Verizon Communications, Inc.                         1,416,188            44,836
                                                                     -----------
                                                                         190,369
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc.                               15,426               811
Burlington Northern Santa Fe Corp.                     184,681            14,797
C.H. Robinson Worldwide, Inc.                           85,048             3,441
CNF, Inc.                                               25,508             1,307

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
CSX Corp.                                              106,271             5,689
Expeditors International
   Washington, Inc.                                     42,049             3,092
FedEx Corp.                                            145,228            14,690
J.B. Hunt Transport Services, Inc.                      60,582             1,442
JetBlue Airways Corp. *                                 32,186               420
Laidlaw International, Inc.                             51,982             1,414
Landstar Systems, Inc.                                  30,330             1,283
Norfolk Southern Corp.                                 196,106             9,774
Ryder Systems, Inc.                                     31,544             1,410
Southwest Airlines Co.                                 360,288             5,930
Swift Transportation Co., Inc. (a)*                     10,135               239
Union Pacific Corp.                                    124,609            11,023
United Parcel Service, Inc., Class B                   536,944            40,222
YRC Worldwide, Inc. *                                   24,091             1,201
                                                                     -----------
                                                                         118,185
UTILITIES 3.4%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                     30,800             1,102
Allegheny Energy, Inc. *                                80,053             2,785
Alliant Energy Corp.                                    56,200             1,667
Ameren Corp. (a)                                        95,586             4,852
American Electric Power Co., Inc.                      196,231             7,323
Aqua America, Inc. (a)                                  43,134             1,215
Atmos Energy Corp.                                      38,318             1,007
Calpine Corp. *                                         81,354                18
CenterPoint Energy, Inc. (a)                           152,106             1,944
Cinergy Corp.                                           90,426             3,929
CMS Energy Corp. *                                     106,700             1,544
Consolidated Edison, Inc. (a)                          119,510             5,618
Constellation Energy Group, Inc.                        87,250             5,084
Dominion Resources, Inc.                               162,474            12,272
DPL, Inc.                                               62,892             1,613
DTE Energy Co.                                          77,597             3,275
Duke Energy Corp.                                      454,009            12,871
Edison International                                   161,354             7,071
Energen Corp.                                           35,838             1,398
Energy East Corp.                                       72,184             1,794
Entergy Corp.                                          105,127             7,307
Equitable Resources, Inc.                               48,200             1,779
Exelon Corp.                                           316,380            18,167
FirstEnergy Corp.                                      163,570             8,195
FPL Group, Inc.                                        182,340             7,620
Great Plains Energy, Inc. (a)                           33,300               950
Hawaiian Electric Industries, Inc. (a)                  18,448               484
KeySpan Corp.                                           70,334             2,526
MDU Resources Group, Inc.                               57,800             2,092
National Fuel Gas Co.                                   40,650             1,337
NiSource, Inc.                                         131,280             2,695
Northeast Utilities, Inc. (a)                           64,214             1,277
NRG Energy, Inc. *                                      39,476             1,905
NSTAR                                                   53,114             1,526
OGE Energy Corp.                                        29,180               792
Oneok, Inc.                                             50,700             1,433
Pepco Holdings, Inc. (a)                                91,374             2,102
PG&E Corp.                                             176,660             6,591
Pinnacle West Capital Corp. (a)                         45,400             1,934
PPL Corp.                                              186,998             5,634
Progress Energy, Inc. (a)                              113,585             4,955
Public Service Enterprise Group,
   Inc.                                                116,095             8,083
Puget Energy, Inc.                                      48,919             1,032
Questar Corp.                                           41,360             3,370
Reliant Energy, Inc. *                                 146,797             1,486
SCANA Corp.                                             54,888             2,205
Seagate Escrow Technology *                            126,560                --
Sempra Energy                                          114,674             5,510
Southern Union Co. *                                    50,320             1,268
Southwestern Energy Co. *                               61,844             2,668
TECO Energy, Inc.                                       95,300             1,628
The AES Corp. (b)*                                     320,202             5,456
The Southern Co. (a)                                   354,264            12,328
TXU Corp.                                              232,564            11,777
UGI Corp.                                               50,848             1,092
Vectren Corp.                                           29,543               808
Westar Energy, Inc.                                     42,825               882
Wisconsin Energy Corp.                                  59,400             2,466
WPS Resources Corp.                                     16,855               945
Xcel Energy, Inc. (a)                                  195,015             3,787
                                                                     -----------
                                                                         226,474
FOREIGN COMMON STOCK 0.8% OF NET ASSETS

CAYMAN ISLANDS 0.2%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                    114,521             6,992

FOOD, BEVERAGE & TOBACCO 0.0%
--------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. (a)                       28,723               660

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Seagate Technology (a)*                                223,902             5,839
                                                                     -----------
                                                                          13,491

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
LIBERIA 0.1%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                            92,176             3,770

NETHERLANDS 0.5%
--------------------------------------------------------------------------------

ENERGY 0.5%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      283,053            36,075

SECURITY                                           FACE AMOUNT          VALUE
                                                   ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENT COMPANIES 0.2% OF NET ASSETS

SSgA Prime Money Market Portfolio                   13,387,640            13,388

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bills
   3.91%, 03/16/06                                       1,500             1,493

END OF INVESTMENTS.

SECURITY                                           FACE AMOUNT          VALUE
                                                   ($ X 1,000)       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.2% OF NET ASSETS

SSgA Prime Money Market Portfolio                  219,531,001           219,531

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/06 the tax basis cost of the fund's investments was $3,438,740, and the unrealized gains and losses were $3,517,298 and ($191,989), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF      CONTRACT    UNREALIZED
                                           CONTRACTS        VALUE       GAINS
FUTURES CONTRACT 0.2% OF NET ASSETS

S&P 500 Index, e-mini,
Long, expires 03/17/06                           177        11,360           136

 *  Non-income producing security (a) All or a portion of security is on loan.

(b) All or a portion of this security is held as collateral for open futures contracts

(c) Issuer is affiliated with the fund's adviser

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments - Schwab 1000 Index Fund

By:  /S/ Evelyn Dilsaver
    ----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Evelyn Dilsaver
    ----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    March 24, 2006

By:  /S/ George Pereira
    ----------------------
         George Pereira
         Principal Financial Officer

Date:    March 24, 2006